Goodwill and Inatangible Assets (Details)	Feb. 28, 2022 USD ($)	Feb. 04, 2021 USD ($)	Feb. 04, 2021 ILS (₪)	Feb. 03, 2021 USD ($)	Feb. 02, 2021 USD ($)	Jan. 07, 2021 USD ($)	Mar. 31, 2022 USD ($)	Feb. 02, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jan. 04, 2021 USD ($)
Goodwill and Inatangible Assets (Details) [Line Items]
Goodwill							$ 896,000	$ 1,102,000
Description of amendment		an addendum to the agreement with Screenz Cross Media Ltd. (a company owned and managed by Eli Uzan who serves as the Company’s President).	an addendum to the agreement with Screenz Cross Media Ltd. (a company owned and managed by Eli Uzan who serves as the Company’s President).
Gix internet [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Interest gain percentage	38.03%
Intangible assets	$ 17,705,000
Goodwill	$ 6,602,000
Pro and Purex [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Goodwill										$ 688,000
Intangible assets										$ 1,311,000
Wireless vehicle battery charging technology [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Charging robotics purchased						$ 75,000
Whoobli [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Trademarks products sold					$ 4,000,000
Inventory asset					$ 350,000
Useful life of intangible asset					10 years
Wellted [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Trademarks products sold					$ 250,000
Inventory asset					$ 55,000
Useful life of intangible asset					10 years
Pet-Evo [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Trademarks products sold				$ 450,000
Inventory asset				$ 35,000
Useful life of intangible asset				10 years
Eli Uzan [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Virtual conferences and development services		$ 1,500,000	₪ 4,280
Revenues earned, percentage		8.00%	8.00%
Amazon [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
intangible asset related amount									$ 0.087